INVESTMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Investments
Cash distributions received from partnerships treated as cost method investees	$ 14,800	$ 16,900	$ 14,100
Cash distributions received from partnerships treated as equity method investees	19,800	17,900	15,000
Purchase of additional ownership interest	$ 100	400
Number of entity's investments which is accounted for using equity method | item	3
Carrying value of investments in excess of underlying equity	$ 32,800
Investments
Cash surrender value of life insurance policies	2,039	2,183
Total	115,376	113,099
Summary of unaudited summarized income statement information
Total revenues	338,575	321,555	299,389
Income from operations	96,606	98,962	83,577
Net income before taxes	96,763	99,024	83,633
Net income	96,763	99,024	83,283
Summary of unaudited summarized balance sheet information
Current assets	52,866	54,837	49,982
Non-current assets	93,771	87,968	79,529
Current liabilities	16,253	15,221	15,417
Non-current liabilities	3,225	1,786	1,351
Partnership equity	$ 127,159	125,799	$ 112,734
GTE Mobilnet of South Texas Limited Partnership
Investments
Ownership percentage of cost method investee	2.34%
Investments
Cost method investments:	$ 21,450	21,450
Pittsburgh SMSA Limited Partnership
Investments
Ownership percentage of cost method investee	3.60%
Investments
Cost method investments:	$ 22,950	22,950
CoBank, ACB Stock
Investments
Cost method investments:	7,645	5,112
Other
Investments
Cost method investments:	$ 200	200
GTE Mobilnet of Texas RSA #17 Limited Partnership
Investments
Ownership percentage of equity method investee	20.51%
Investments
Equity method investments:	$ 27,990	27,467
Pennsylvania RSA 6(I) Limited Partnership
Investments
Ownership percentage of equity method investee	16.67%
Investments
Equity method investments:	$ 7,451	7,696
Pennsylvania RSA 6(II) Limited Partnership
Investments
Ownership percentage of equity method investee	23.67%
Investments
Equity method investments:	$ 23,894	24,105
CVIN, LLC
Investments
Ownership percentage of equity method investee	12.09%
Investments
Equity method investments:	$ 1,757	$ 1,936